Quarterly Holdings Report
for
Fidelity® Disruptive Automation ETF
August 31, 2024
DRA-NPRT1-1024
1.9907223.101
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.2%
Interactive Media & Services - 2.2%
Alphabet, Inc. Class C	13,375	2,208,346
CONSUMER DISCRETIONARY - 4.7%
Automobile Components - 0.4%
Mobileye Global, Inc. Class A (a)(b)	28,773	410,878
Automobiles - 3.2%
BYD Co. Ltd. (H Shares)	37,876	1,171,573
Tesla, Inc. (a)	9,536	2,041,753
		3,213,326
Broadline Retail - 1.1%
Amazon.com, Inc. (a)	6,016	1,073,856
TOTAL CONSUMER DISCRETIONARY		4,698,060
HEALTH CARE - 2.5%
Health Care Equipment & Supplies - 2.5%
Intuitive Surgical, Inc. (a)	5,057	2,491,230
INDUSTRIALS - 38.8%
Electrical Equipment - 5.3%
AMETEK, Inc.	9,496	1,624,291
Rockwell Automation, Inc.	9,779	2,660,181
Sensata Technologies PLC	27,451	1,058,236
		5,342,708
Ground Transportation - 1.5%
Uber Technologies, Inc. (a)	21,100	1,543,043
Industrial Conglomerates - 2.7%
Siemens AG	14,451	2,714,325
Machinery - 26.0%
Airtac International Group	73,082	1,974,634
ATS Corp. (a)	40,875	1,097,967
AutoStore Holdings Ltd. (a)(c)	372,446	396,128
Daifuku Co. Ltd.	105,521	2,026,835
Deere & Co.	6,830	2,634,604
Estun Automation Co. Ltd. (A Shares)	850,772	1,456,598
FANUC Corp.	91,300	2,677,359
HIWIN Technologies Corp.	309,693	2,089,514
Kardex Holding AG	5,688	1,840,127
Misumi Group, Inc.	136,210	2,561,799
Shenzhen Inovance Technology Co. Ltd. (A Shares)	389,115	2,376,149
SMC Corp.	4,994	2,288,789
Symbotic, Inc. (a)(b)	29,429	565,037
THK Co. Ltd.	107,147	1,967,183
		25,952,723
Professional Services - 3.3%
Recruit Holdings Co. Ltd.	53,035	3,282,083
TOTAL INDUSTRIALS		38,834,882
INFORMATION TECHNOLOGY - 51.3%
Electronic Equipment, Instruments & Components - 8.5%
Keyence Corp.	11,424	5,439,665
Renishaw PLC	43,337	2,017,618
Teledyne Technologies, Inc. (a)	2,321	1,004,529
		8,461,812
IT Services - 2.8%
Accenture PLC Class A	8,255	2,822,797
Semiconductors & Semiconductor Equipment - 20.3%
NVIDIA Corp.	60,562	7,229,286
Taiwan Semiconductor Manufacturing Co. Ltd.	282,004	8,315,480
Teradyne, Inc.	34,872	4,768,049
		20,312,815
Software - 17.6%
Altair Engineering, Inc. Class A (a)	11,181	1,010,315
Autodesk, Inc. (a)	5,273	1,362,543
Dassault Systemes SA	60,105	2,344,006
Five9, Inc. (a)	43,600	1,406,100
Manhattan Associates, Inc. (a)	5,424	1,434,268
Microsoft Corp.	3,209	1,338,602
Nemetschek SE	8,971	934,634
PTC, Inc. (a)	30,156	5,400,638
Synopsys, Inc. (a)	4,445	2,309,533
		17,540,639
Technology Hardware, Storage & Peripherals - 2.1%
Raspberry Pi Ltd. (b)	399,500	2,103,900
TOTAL INFORMATION TECHNOLOGY		51,241,963
TOTAL COMMON STOCKS (Cost $84,185,413)		99,474,481

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	353,750	353,821
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	2,842,858	2,843,142
TOTAL MONEY MARKET FUNDS (Cost $3,196,963)		3,196,963

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $87,382,376)	102,671,444
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(2,724,865)
NET ASSETS - 100.0%	99,946,579

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $396,128 or 0.4% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	179,990	2,622,824	2,448,995	5,208	2	-	353,821	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	1,508,950	5,806,079	4,471,887	1,667	-	-	2,843,142	0.0%
Total	1,688,940	8,428,903	6,920,882	6,875	2	-	3,196,963

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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